Intangible Assets, net and Goodwill (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairments software costs				$ 2,700,000	$ 5,600,000
Capitalized software costs			$ 1,500,000	5,600,000	5,100,000
Goodwill asset incremental amount				3,800,000
Impairments amount		$ 11,900,000	15,400,000	14,400,000
Impairment of goodwill			15,500,000
Goodwill asset	$ 1,708,303			$ 1,708,303	$ 32,844,297
Non-Enterprise Reporting Unit [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of goodwill
Ample Reporting Unit [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of goodwill			8,000,000
Enterprise Reporting Unit [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of goodwill
Goodwill asset
Solo Sciences, Inc. [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of goodwill			6,300,000
Trellis Solutions, Inc [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of goodwill			$ 1,200,000